UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-02151

Bancroft Fund Ltd.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Jane D. O’Keeffe
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:    October 31

Date of reporting period:    April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Bancroft Fund Ltd.

Semiannual Report — April 30, 2022

(Y)our Portfolio Management Team

Thomas H. Dinsmore, CFA	James A. Dinsmore, CFA
BS, Wharton School	BA, Cornell University
of Business	MBA, Rutgers University
MA, Fairleigh Dickinson
University

To Our Shareholders,

For the six months ended April 30, 2022, the net asset value (NAV) total return of the Bancroft Fund Ltd. was (20.7)% compared with total returns of (15.2)% and (14.7)% for the ICE BofA U.S. Convertibles Index and the Bloomberg Balanced U.S. Convertibles Index, respectively. The total return for the Fund’s publicly traded shares was (21.7)%. The Fund’s NAV per share was $23.36, while the price of the publicly traded shares closed at $20.69 on the NYSE American. See page 4 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of April 30, 2022.

Investment Objective and Strategy (Unaudited)

The Fund’s primary investment objective is to provide income and the potential for capital appreciation, which objectives the Fund considers to be relatively equal over the long term due to the nature of the securities in which it invests. The Fund invests primarily in convertible and equity securities.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

Since the inception of this Fund, we have put the assets to work in a way that is representative of our convertible strategy. Our goal is to invest in attractive convertibles issued primarily in the US to achieve long term total returns through income and capital appreciation. There are many convertibles available to us that we believe can help us achieve this goal with $323 billion USD in 603 issues.

Fiscal 2022 has been difficult for risk assets and this was especially true in April. Convertibles had their worst month since March 2020 and the lowest level of issuance dating back to September 2011. Growth multiples have contracted as the US Federal Reserve Bank has raised rates to fight inflation. Widening credit spreads have weighed on the more interest rate sensitive convertibles. This combination has led to the first decline in convertibles while interest rates have moved higher in nearly 30 years. In difficult environments such as this, we have always found it important to rely on past experience and look for the opportunities that the market is giving us. As we look forward we believe there are some reasons to be optimistic about convertibles over the long term.

With equity markets declining, we have seen premiums expand substantially in some convertibles. This is what the security is expected to do and a sign that these issues are acting as expected by outperforming their underlying equities as they have moved lower. Generally, we prefer not to invest in convertibles with excessive premiums, but some of these have very attractive yields to maturity in businesses with positive cash flows and solid balance sheets. As these convertibles are well below par, in the event that the company is acquired, we would receive par for our bonds. We continue to look for attractive opportunities in this growing area of the convertible market.

Convertible issuance has been a hot topic over the last few years with record issuance levels in 2020 and 2021. The primary market has slowed significantly in 2022 but has not stopped. We do think it is likely that many potential issuers may still look to bring convertible securities to the market as the year progresses. We have seen a few new issues at glance and a number of companies have tested the waters with indications of potential deals only to pull them given the market conditions. These companies and many more will still need capital to operate, and the convertible market remains one of the least expensive ways for them to raise that capital. In past downturns, the convertible market has been one of the first markets to rebound both from an issuance and performance perspective. This is because convertibles can be issued quickly and less expensively than traditional bonds or equity. The equity optionality allows investors in these issues to participate in the upside as the market recovers.

The Fund has underperformed the Bloomberg Balanced U.S. Convertibles Index for the fiscal YTD. The Fund’s leverage, which has been helpful when there have been positive returns, detracted from performance during this period. For this six month period, our top contributors to performance included: Vocera Communications (no longer held as of April 30, 2022), a software company that was acquired during this period; Cutera Inc., (1.31% of net assets as of April 30, 2022), a medical device company focused on aesthetic treatments; Bunge Ltd. (0.95%), an agribusiness and food company; and Harmonic, a software company specializing in video delivery.

Our top detractors were: Block Inc. (1.33%), a payment processing company; Innovative Industrial Properties (no longer held as of April 30, 2022), a real estate investment trust that owns several properties leased by licensed operators of regulated medical-use cannabis facilities; and Everbridge (no longer held as of April 30, 2022), a software company that specializes in critical event management.

This has been a difficult year across markets. Despite this, we have some reasons for optimism and remain focused on the convertibles that offer the best opportunities for asymmetrical returns. We have managed convertibles through multiple downturns in the past and have seen how they can be a great tool for companies to raise capital despite uncertainty while offering investors a risk adjusted way to participate in a recovery.

We appreciate your continued confidence and trust.

Comparative Results

Average Annual Returns through April 30, 2022 (a) (b) (Unaudited)

	Six					Since Inception
	Months	1 Year	3 year	5 year	10 year	(4/20/71)
Bancroft Fund Ltd. (BCV) NAV Total Return (c)	(20.70)%	(18.38)%	8.96%	9.57%	9.34%	8.94%
Investment Total Return (d)	(21.68)	(23.01)	9.99	9.96	10.36	9.59
ICE BofA U.S. Convertibles Index	(15.19)	(11.44)	14.11	12.47	11.47	N/A(e)
Bloomberg Balanced U.S. Convertibles Index	(14.74)	(12.15)	9.93	8.90	7.96	N/A(f)

_____________

(a)	The Fund’s fiscal year ends on October 31.

(b)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. NAV total returns would have been lower had Gabelli Funds, LLC (the Adviser) not reimbursed certain expenses of the Fund. The ICE BofA U.S. Convertibles Index is a market value weighted index of all dollar denominated convertible securities that are exchangeable into U.S. equities that have a market value of more than $50 million. The Bloomberg Balanced U.S. Convertibles Index is a market value weighted index that tracks the performance of publicly placed, dollar denominated convertible securities that are between 40% and 80% sensitive to movements in their underlying common stocks. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(c)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date for the period beginning November 2015, and are net of expenses. For the period December 2008 through October 2015, distributions were reinvested on the payable date using market prices. For the period May 2006 through November 2008, distributions were reinvested on the payable date using NAV. Total returns and average annual returns were adjusted for the 1987 tender offering (no adjustments were made for the 1982 and 2007 tender offers nor for the 1987 or 2003 rights offerings). Since inception return is based on an initial NAV of $22.92.

(d)	Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Total returns and average annual returns were adjusted for the1987 tender offering (no adjustments were made for the 1982 and 2007 tender offers nor for the 1987 or 2003 rights offerings). Since inception return is based on an initial offering price of $25.00.

(e)	The ICE BofA U.S. Convertibles Index inception date is December 31, 1994.

(f)	The Bloomberg Balanced U.S. Convertibles Index inception date is January 1, 2003.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of total investments as of April 30, 2022:

Bancroft Fund Ltd.

Computer Software and Services	20.5%
Health Care	10.7%
Business Services	8.1%
Financial Services	6.5%
Communications Equipment	6.0%
Security Software	6.0%
Semiconductors	5.6%
U.S. Government Obligations	4.7%
Energy and Utilities	4.7%
Real Estate Investment Trusts	4.2%
Consumer Services	4.2%
Diversified Industrial	3.9%

Telecommunications	2.9%
Airlines	2.8%
Automotive	2.2%
Entertainment	2.0%
Automotive: Parts and Accessories	1.2%
Equipment and Supplies	0.8%
Consumer Products	0.8%
Agriculture	0.8%
Transportation	0.8%
Specialty Chemicals	0.5%
Materials	0.1%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Bancroft Fund Ltd.

Schedule of Investments — April 30, 2022 (Unaudited)

Principal			Market
Amount		Cost	Value
	CONVERTIBLE CORPORATE BONDS — 79.4%
	Airlines — 2.8%
$1,465,000	JetBlue Airways Corp., 0.500%, 04/01/26(a)	$1,480,621	$1,198,517
2,500,000	Southwest Airlines Co., 1.250%, 05/01/25	3,052,906	3,423,125
		4,533,527	4,621,642

	Automotive — 2.2%
3,500,000	Ford Motor Co., Zero Coupon, 03/15/26	3,844,711	3,732,750

	Business Services — 7.8%
3,000,000	2U Inc.,
	2.250%, 05/01/25	2,789,761	2,392,500
2,000,000	BigBear.ai Holdings Inc., 6.000%, 12/15/26(a)	2,000,000	1,912,000
1,450,000	BigCommerce Holdings Inc., 0.250%, 10/01/26(a)	1,476,236	1,080,250
3,750,000	Perficient Inc.,
	0.125%, 11/15/26(a)	3,643,519	3,238,125
	Shift4 Payments Inc.
2,500,000	Zero Coupon, 12/15/25	2,881,537	2,417,500
390,000	0.500%, 08/01/27(a)	401,159	319,410
2,100,000	TechTarget Inc., Zero Coupon, 12/15/26(a)	2,047,839	1,781,850
		15,240,051	13,141,635

	Communications Equipment — 6.0%
2,835,000	InterDigital Inc., 2.000%, 06/01/24	2,832,830	2,850,947
2,000,000	Kaleyra Inc., 6.125%, 06/01/26(a)	2,005,766	1,959,060
	Lumentum Holdings Inc.
2,000,000	0.500%, 12/15/26	2,102,555	2,101,200
1,103,000	0.500%, 06/15/28(a)	1,089,597	980,567
2,500,000	Radius Global Infrastructure Inc.,
	2.500%, 09/15/26(a)	2,500,000	2,235,937
		10,530,748	10,127,711

	Computer Software and Services — 20.5%
3,000,000	Bandwidth Inc.,
	0.250%, 03/01/26	3,030,475	2,124,000
	Blackline Inc.
700,000	0.125%, 08/01/24	700,951	787,500
1,235,000	Zero Coupon, 03/15/26	1,235,000	1,022,580
3,000,000	Dropbox Inc.,
	Zero Coupon, 03/01/28	2,945,346	2,733,750
3,105,000	i3 Verticals LLC,
	1.000%, 02/15/25	3,021,002	3,055,320

Principal			Market
Amount		Cost	Value
$2,665,000	Limelight Networks Inc.,
	3.500%, 08/01/25	$2,506,647	$2,598,375
2,000,000	Match Group Financeco 3 Inc.,
	2.000%, 01/15/30(a)	2,173,002	2,431,000
1,000,000	MercadoLibre Inc.,
	2.000%, 08/15/28	985,139	2,306,000
2,250,000	PAR Technology Corp.,
	2.875%, 04/15/26	2,115,367	2,458,125
3,090,000	Progress Software Corp.,
	1.000%, 04/15/26	3,121,361	3,119,355
	PROS Holdings Inc.
500,000	1.000%, 05/15/24	470,002	460,000
1,205,000	2.250%, 09/15/27	1,205,000	1,168,850
1,500,000	Q2 Holdings Inc.,
	0.750%, 06/01/26	1,548,376	1,374,750
2,000,000	Splunk Inc.,
	1.125%, 09/15/25	2,071,821	2,173,800
950,000	Varonis Systems Inc.,
	1.250%, 08/15/25	957,012	1,468,700
2,156,000	Veritone Inc.,
	1.750%, 11/15/26(a)	2,097,239	1,563,100
1,650,000	Workiva Inc.,
	1.125%, 08/15/26	1,666,066	2,318,250
1,000,000	Zynga Inc.,
	0.250%, 06/01/24	1,202,867	1,144,375
		33,052,673	34,307,830

	Consumer Products — 0.8%
950,000	Callaway Golf Co.,
	2.750%, 05/01/26	992,167	1,370,375

	Consumer Services — 4.2%
950,000	National Vision Holdings Inc.,
	2.500%, 05/15/25	957,799	1,312,235
	NCL Corp. Ltd.
1,360,000	5.375%, 08/01/25	1,693,396	1,845,520
623,000	1.125%, 02/15/27(a)	623,000	547,306
	Royal Caribbean Cruises Ltd.
395,000	4.250%, 06/15/23	415,271	488,338
620,000	2.875%, 11/15/23	620,000	716,410
2,030,000	Stride Inc.,
	1.125%, 09/01/27	1,854,772	2,102,065
		6,164,238	7,011,874
	Diversified Industrial — 2.6%
750,000	Chart Industries Inc.,
	1.000%, 11/15/24(a)	751,152	2,174,100
1,936,000	Patrick Industries Inc.,
	1.750%, 12/01/28(a)	2,003,758	1,750,870

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Schedule of Investments (Continued) — April 30, 2022 (Unaudited)

Principal			Market
Amount		Cost	Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Diversified Industrial (Continued)
$464,000	Xometry Inc.,
	1.000%, 02/01/27(a)	$464,000	$408,552
		3,218,910	4,333,522

	Energy and Utilities — 2.0%
2,938,000	Array Technologies Inc.,
	1.000%, 12/01/28(a)	2,700,120	1,848,002
1,065,000	Bloom Energy Corp.,
	2.500%, 08/15/25	1,094,109	1,455,429
		3,794,229	3,303,431
	Entertainment — 2.0%
	DISH Network Corp.
1,500,000	Zero Coupon, 12/15/25	1,500,000	1,361,250
1,000,000	3.375%, 08/15/26	963,347	860,000
1,810,000	fuboTV Inc.,
	3.250%, 02/15/26	1,654,077	1,063,375
		4,117,424	3,284,625

	Financial Services — 4.2%
	Block Inc.
500,000	0.500%, 05/15/23	513,396	709,375
1,000,000	0.125%, 03/01/25	1,409,526	1,119,375
960,000	Digitalbridge Operating Co. LLC,
	5.750%, 07/15/25(a)(b)	1,129,047	3,020,448
1,000,000	IIP Operating Partnership LP,
	3.750%, 02/21/24(a)	1,000,000	2,215,000
		4,051,969	7,064,198

	Health Care — 8.3%
665,000	Coherus Biosciences Inc.,
	1.500%, 04/15/26	668,980	545,716
1,000,000	CONMED Corp.,
	2.625%, 02/01/24	1,007,295	1,571,014
1,000,000	Cutera Inc.,
	2.250%, 03/15/26	1,000,000	1,789,500
2,000,000	Dexcom Inc.,
	0.250%, 11/15/25	2,271,811	2,101,250
	Exact Sciences Corp.
1,830,000	0.375%, 03/15/27	1,851,399	1,567,395
500,000	0.375%, 03/01/28	541,105	404,500
1,500,000	Insulet Corp.,
	0.375%, 09/01/26	1,539,957	1,852,500
940,000	Invacare Corp.,
	4.250%, 03/15/26	940,000	515,120
2,720,000	PetIQ Inc.,
	4.000%, 06/01/26	3,077,384	2,808,400
Principal			Market
Amount		Cost	Value
$700,000	Travere Therapeutics Inc.,
	2.500%, 09/15/25	$616,247	$707,700
		13,514,178	13,863,095

	Materials — 0.1%
312,000	Danimer Scientific Inc.,
	3.250%, 12/15/26(a)	312,000	217,425

	Real Estate Investment Trusts — 2.2%
350,000	Braemar Hotels & Resorts Inc.,
	4.500%, 06/01/26(a)	350,000	410,900
1,500,000	Pebblebrook Hotel Trust,
	1.750%, 12/15/26	1,654,521	1,704,750
1,610,000	Summit Hotel Properties Inc.,
	1.500%, 02/15/26	1,660,060	1,655,885
		3,664,581	3,771,535

	Security Software — 6.0%
2,495,000	Cardlytics Inc.,
	1.000%, 09/15/25	2,788,873	2,136,344
465,000	Nice Ltd.,
	Zero Coupon, 09/15/25	465,000	476,044
798,000	Nice Systems Inc.,
	1.250%, 01/15/24	808,362	1,975,050
3,090,000	Verint Systems Inc.,
	0.250%, 04/15/26	3,123,986	3,272,310
1,475,000	Zscaler Inc.,
	0.125%, 07/01/25	1,489,178	2,197,012
		8,675,399	10,056,760

	Semiconductors — 3.5%
3,000,000	Impinj Inc.,
	1.125%, 05/15/27(a)	3,156,432	2,473,125
500,000	Teradyne Inc.,
	1.250%, 12/15/23	513,939	1,666,500
1,759,000	Wolfspeed Inc.,
	0.250%, 02/15/28(a)	1,825,192	1,763,397
		5,495,563	5,903,022

	Specialty Chemicals — 0.5%
1,238,000	Amyris Inc.,
	1.500%, 11/15/26(a)	1,251,376	850,506

	Telecommunications — 2.9%
2,020,000	8x8 Inc.,
	0.500%, 02/01/24	2,077,620	1,811,940
1,250,000	Infinera Corp.,
	2.500%, 03/01/27	1,205,542	1,594,375
1,315,000	PagerDuty Inc.,
	1.250%, 07/01/25	1,315,786	1,384,859
		4,598,948	4,791,174

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Schedule of Investments (Continued) — April 30, 2022 (Unaudited)

Principal			Market
Amount		Cost	Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Transportation — 0.8%
$1,000,000	Atlas Air Worldwide Holdings Inc.,
	1.875%, 06/01/24	$950,611	$1,261,875

	TOTAL CONVERTIBLE CORPORATE BONDS	128,003,303	133,014,985

Shares
	CONVERTIBLE PREFERRED STOCKS — 0.3%
	Business Services — 0.3%
809,253	Amerivon Holdings LLC,
	4.000%(c)	1,294,693	436,035
272,728	Amerivon Holdings LLC,
	common equity units (c)	0	16,364
		1,294,693	452,399
	TOTAL CONVERTIBLE PREFERRED STOCKS	1,294,693	452,399

	MANDATORY CONVERTIBLE SECURITIES(d) — 11.5%
	Automotive: Parts and Accessories — 1.2%
16,300	Aptiv plc, Ser. A,
	5.500%, 06/15/23	1,645,115	2,014,843

	Energy and Utilities — 2.7%
	NextEra Energy Inc.
26,675	4.872%, 09/01/22	1,317,030	1,425,779
25,500	5.279%, 03/01/23	1,243,125	1,196,205
24,860	6.219%, 09/01/23	1,208,196	1,176,126
14,800	Spire Inc., Ser. A,
	7.500%, 03/01/24	749,000	778,036
		4,517,351	4,576,146
	Equipment and Supplies — 0.8%
1,000	Danaher Corp., Ser. B,
	5.000%, 04/15/23	1,304,945	1,379,600

	Financial Services — 2.3%
2,375	2020 Cash Mandatory
	Exchangeable Trust,
	5.250%, 06/01/23	2,597,983	2,602,002
24,000	New York Community
	Capital Trust V,
	6.000%, 11/01/51	995,213	1,164,000
		3,593,196	3,766,002
	Health Care — 2.4%
24,965	Avantor Inc., Ser. A,
	6.250%, 05/15/22	1,381,621	2,422,354
39,115	Elanco Animal Health Inc.,
	5.000%, 02/01/23	1,893,712	1,566,556
		3,275,333	3,988,910
			Market
Shares		Cost	Value
	Semiconductors — 2.1%
2,015	Broadcom Inc., Ser. A,
	8.000%, 09/30/22	$2,068,877	$3,515,168

	TOTAL MANDATORY CONVERTIBLE SECURITIES	16,404,817	19,240,669

	COMMON STOCKS — 4.1%
	Agriculture — 0.8%
11,561	Bunge Ltd.	999,866	1,307,780

	Diversified Industrial — 1.3%
20,000	Enovis Corp.†	843,366	1,297,400
20,000	Esab Corp.†	712,904	940,000
		1,556,270	2,237,400

	Real Estate Investment Trusts — 2.0%
18,136	Crown Castle International Corp.	2,110,465	3,358,969

	TOTAL COMMON STOCKS	4,666,601	6,904,149

Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 4.7%
$7,967,000	U.S. Treasury Bills,
0.266% to 0.795%††,
05/26/22 to 07/21/22	7,960,722	7,959,892

TOTAL INVESTMENTS — 100.0%	$158,330,136	167,572,094

Other Assets and Liabilities (Net)	(457,696)

PREFERRED SHARES
(1,200,000 preferred shares outstanding)	(30,000,000)

NET ASSETS — COMMON SHARES
(5,869,888 common shares outstanding)	$137,114,398

NET ASSET VALUE PER COMMON SHARE
($137,114,398 ÷ 5,869,888 shares outstanding)	$23.36

_____________

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	At April 30, 2022, the Fund held an investment in a restricted and illiquid security amounting to $3,020,448 or 1.80% of total investments, which was valued under methods approved by the Board of Trustees as follows:

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Schedule of Investments (Continued) — April 30, 2022 (Unaudited)

Acquisition Principal Amount	Issuer	Acquisition Dates	Acquisition Cost	04/30/22 Carrying Value Per Bond
$960,000	Digitalbridge
	Operating Co. LLC,	07/17/20
	5.750%, 07/15/25	-11 /11/20	$1,222,715	$3,146.3000

_____________

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Statement of Assets and Liabilities

April 30, 2022 (Unaudited)

Assets:
Investments, at value (cost $158,330,136)	$167,572,094
Cash	4,159
Dividends and interest receivable	625,050
Deferred offering expense	188,152
Prepaid expenses	2,434
Total Assets	168,391,889
Liabilities:
Distributions payable	156,771
Payable for investments purchased	717,508
Payable for Fund shares repurchased	20,760
Payable for investment advisory fees	99,323
Payable for payroll expenses	21,527
Payable for accounting fees	7,500
Other accrued expenses	254,102
Total Liabilities	1,277,491
Preferred Shares:
Series A Cumulative Preferred Shares (5.375%, $25 liquidation value, $0.01 par value, unlimited shares authorized with 1,200,000 shares issued and outstanding)	30,000,000
Net Assets Attributable to Common Shareholders	$137,114,398

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$122,195,813
Total distributable earnings	14,918,585
Net Assets	$137,114,398

Net Asset Value per Common Share:
($137,114,398 ÷ 5,869,888 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$23.36

Statement of Operations

For the Six Months Ended April 30, 2022 (Unaudited)

Investment Income:
Dividends	$579,591
Interest	450,578
Total Investment Income	1,030,169
Expenses:
Investment advisory fees	630,235
Trustees’ fees	65,268
Shareholder communications expenses	38,993
Payroll expenses	34,380
Legal and audit fees	32,138
Accounting fees	22,500
Shareholder services fees	17,655
Custodian fees	9,320
Interest expense	1,011
Miscellaneous expenses	48,617
Total Expenses	900,117
Less:
Expenses paid indirectly by broker (See Note 5)	(999)
Net Expenses	899,118
Net Investment Income	131,051
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	9,351,258
Net change in unrealized appreciation/depreciation:
on investments	(43,944,513)
Net Realized and Unrealized Gain on Investments	(34,593,255)
Net Decrease in Net Assets Resulting from Operations	(34,462,204)
Total Distributions to Preferred Shareholders	(806,250)
Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(35,268,454)

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended
	April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021

Operations:
Net investment income	$131,051	$1,259,120
Net realized gain on investments	9,351,258	22,884,089
Net change in unrealized appreciation/depreciation on investments	(43,944,513)	18,094,988
Net Increase/(Decrease) in Net Assets Resulting from Operations	(34,462,204)	42,238,197
Distributions to Preferred Shareholders from Accumulated Earnings	(806,250)*	(1,612,500)
Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(35,268,454)	40,625,697
Distributions to Common Shareholders from Accumulated Earnings	(19,375,353)*	(17,278,304)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	9,754,496	5,662,229
Net decrease from repurchase of common shares	(534,348)	—
Net Increase in Net Assets from Fund Share Transactions	9,220,148	5,662,229
Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(45,423,659)	29,009,622

Net Assets Attributable to Common Shareholders:
Beginning of year	182,538,057	153,528,435
End of period	$137,114,398	$182,538,057

_____________

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months
	Ended April
	30, 2022		Year Ended October 31,
	(Unaudited)		2021	2020	2019	2018		2017
Operating Performance:
Net asset value, beginning of year	$33.08		$28.83	$25.92	$24.22	$24.24		$22.02
Net investment income	0.04		0.24	0.42	0.44	0.25		0.51
Net realized and unrealized gain/(loss) on investments	(5.99)		7.60	4.65	4.05	1.11		3.33
Total from investment operations	(5.95)		7.84	5.07	4.49	1.36		3.84
Distributions to Preferred Shareholders: (a)
Net investment income	(0.00	)*(b)	(0.04)	(0.03)	(0.05)	(0.19)		(0.07)
Net realized gain	(0.14	)*	(0.26)	(0.27)	(0.26)	(0.12)		(0.24)
Total distributions to preferred shareholders	(0.14)		(0.30)	(0.30)	(0.31)	(0.31)		(0.31)
Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(6.09)		7.54	4.77	4.18	1.05		3.53
Distributions to Common Shareholders:
Net investment income	(0.07	)*	(0.39)	(0.22)	(0.45)	(0.71)		(0.29)
Net realized gain	(3.33	)*	(2.82)	(1.62)	(1.95)	(0.45)		(0.98)
Total distributions to common shareholders	(3.40)		(3.21)	(1.84)	(2.40)	(1.16)		(1.27)
Fund Share Transactions:
Increase in net asset value from common share transactions	—		—	0.02	0.04	0.11		—
Decrease in net asset value from common shares issued upon reinvestment of distributions	(0.24)		(0.08)	(0.04)	(0.12)	(0.02)		(0.03)
Increase in net asset value from repurchase of common shares	0.01		—	—	—	—		—
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		—	—	—	(0.00	)(b)	(0.01)
Total Fund share transactions	(0.23)		(0.08)	(0.02)	(0.08)	0.09		(0.04)
Net Asset Value Attributable to Common Shareholders, End of Period	$23.36		$33.08	$28.83	$25.92	$24.22		$24.24
NAV total return †	(20.70)%		27.11%	19.55%	18.41%	4.58%		16.29%
Market value, end of period	$20.69		$30.07	$24.63	$23.94	$20.41		$21.90
Investment total return ††	(21.68)%		35.57%	11.08%	31.92%	(1.77)%		11.75%
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$167,114		$212,538	$183,528	$166,161	$153,926		$157,254
Net assets attributable to common shares, end of period (in 000’s)	$137,114		$182,538	$153,528	$136,161	$123,926		$127,254
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	0.17	%(c)	0.71%	1.56%	1.77%	1.17%		2.09%
Ratio of operating expenses to average net assets attributable to common shares (d)(e)	1.16	%(c)	1.11%	1.24%	1.33%	1.22%		1.28%
Portfolio turnover rate	29%		33%	58%	42%	43%		33%

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months
	Ended April
	30, 2022	Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Cumulative Preferred Shares:
5.375% Series A Preferred
Liquidation value, end of period (in 000’s)	$30,000	$30,000	$30,000	$30,000	$30,000	$30,000
Total shares outstanding (in 000’s)	1,200	1,200	1,200	1,200	1,200	1,200
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (f)	$25.26	$25.72	$25.65	$25.36	$25.24	$25.11
Asset coverage per share	$139.26	$177.12	$152.94	$138.47	$128.27	$131.04
Asset Coverage	557%	708%	612%	554%	513%	524%

_____________

†	Based on net asset value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.

(c)	Annualized.

(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.

(e)	Ratios of operating expenses to average net assets including liquidation value of preferred shares for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018, and 2017 were 0.97%, 0.95%, 1.02%, 1.07%, 0.99%, and 1.03%, respectively.

(f)	Based on weekly prices.

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Notes to Financial Statements

1. Organization. Bancroft Fund Ltd. was organized in April 1971 as a Delaware statutory trust. The Fund is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations in April 1971.

The Fund’s primary investment objective is to provide income and the potential for capital appreciation, which objectives the Fund considers to be relatively equal over the long term due to the nature of the securities in which it invests. The Fund invests primarily in convertible and equity securities.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and

Bancroft Fund Ltd.

Notes to Financial Statements (Continued)

changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of April 30, 2022 is as follows:

	Valuation Inputs
		Level 2 Other	Level 3 Significant
	Level 1	Significant	Unobservable	Total Market Value
	Quoted Prices	Observable Inputs	Inputs (a)	at 04/30/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (b)	—	$133,014,985	—	$133,014,985
Convertible Preferred Stocks (b)	—	—	$452,399	452,399
Mandatory Convertible Securities:
Financial Services	$1,164,000	2,602,002	—	3,766,002
Other Industries (b)	15,474,667	—	—	15,474,667
Total Mandatory Convertible Securities	16,638,667	2,602,002	—	19,240,669
Common Stocks(b)	6,904,149	—	—	6,904,149
U.S. Government Obligations	—	7,959,892	—	7,959,892
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$23,542,816	$143,576,879	$452,399	$167,572,094

_____________

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended April 30, 2022, the Fund did not have transfers into or out of Level 3.

Bancroft Fund Ltd.

Notes to Financial Statements (Continued)

The following table reconciles Level 3 investments for the Fund for which significant unobservable inputs were used to determine fair value.

										Net change
										in unrealized
										appreciation/
										depreciation
										during the
										period on
				Net Change						Level 3
	Balance	Accrued	Realized	in unrealized			Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/			Into	Out of	as of	still held at
	10/31/21	(premiums)	(loss)	depreciation†	Purchases	Sales	Level 3	Level 3	04/30/22	04/30/22†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Preferred
Stocks (a)	$452,399	—	—	—	—	—	—	—	$452,399	—
Warrants (a)	36,309	—	$40,034	$(36,309)	—	$(40,034)	—	—	—	—
TOTAL INVESTMENTS IN SECURITIES	$488,708	—	$40,034	$(36,309)	—	$(40,034)	—	—	$452,399	—

_____________

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Bancroft Fund Ltd.

Notes to Financial Statements (Continued)

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the six months ended April 30, 2022, the Fund did not incur periodic expenses charged by Acquired Funds.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 20% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted security held as of April 30, 2022, please refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from

Bancroft Fund Ltd.
Notes to Financial Statements (Continued)

foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fess. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to 5.375% Series A Preferred Shares are recorded on a daily basis and are determined as described in Note 6.

The tax character of distributions paid during the fiscal year ended October 31, 2021 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$5,650,629	$527,346
Net long term capital gains	11,627,675	1,085,154
Total distributions paid	$17,278,304	$1,612,500

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Bancroft Fund Ltd.

Notes to Financial Statements (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at April 30, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$158,330,667	$21,496,462	$(12,255,035)	$9,241,427

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than- not threshold. During the six months ended April 30, 2022, the Fund did not incur any income tax, interest, or penalties. As of April 30, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 0.80% of the first $100,000,000 of the Fund’s average weekly net assets including the liquidation value of preferred shares and 0.55% of the Fund’s average weekly net assets including the liquidation value of preferred shares in excess of $100,000,000. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4. Portfolio Securities. Purchases and sales of securities during the six months ended April 30, 2022, other than short term securities and U.S. Government obligations, aggregated $50,737,086 and $52,620,489, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended April 30, 2022, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $999.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended April 30, 2022, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended April 30, 2022, the Fund accrued $34,380 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses

Bancroft Fund Ltd.

Notes to Financial Statements (Continued)

incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6.  Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.01). The Board has authorized the repurchase of its common shares on the open market when the shares are trading at a discount of 10.0% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended April 30, 2022, the Fund repurchased and retired 24,520 of its common shares at an investment of $534,348 and an average discount of approximately 11.03% from its NAV, and the fiscal year ended October 31, 2021, the Fund did not repurchase any shares.

Transactions in common shares of beneficial interest for the six months ended April 30, 2022 and fiscal year ended October 31, 2021 were as follows:

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount

Net increase in net assets from common shares issued upon reinvestment of distributions	376,622	$9,754,496	192,795	$5,662,229
Net decrease from repurchase of common shares	(24,520)	(534,348)	—	—
Net increase from transactions in Fund shares	352,102	$9,220,148	192,795	$5,662,229

The Fund has an effective shell registration authorizing the offering of an additional $100 million of common or preferred shares.

On August 9, 2016, the Fund issued 1,200,000 shares of 5.375% Series A Cumulative Preferred (Series A Preferred). At any time, the Fund, at its option, may redeem its Series A Preferred in whole or in part at the redemption price plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares. In addition, the Board has authorized the repurchase of Series A Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended April 30, 2022, the Fund did not repurchase any of the Series A Preferred. At April 30, 2022, 1,200,000 Series A Preferred were outstanding and accrued dividends amounted to $156,771.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of Series A Preferred, par value $0.01. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune

Bancroft Fund Ltd.

Notes to Financial Statements (Continued)

times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Series A Preferred voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

7.  Convertible Securities Concentration. It is the Fund’s policy to invest at least 65% of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, the Fund’s mandatory convertible securities include features which render them more sensitive to price changes of their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but generally less than that of the underlying common stock.

8.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 9, 2022 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 9, 2022. At that meeting common and preferred shareholders, voting together as a single class, re-elected Jane D. O’Keeffe, Elizabeth C. Bogan, Agnes Mullady, and Anthonie C. van Ekris as Trustees of the Fund, with 4,719,669 votes, 4,544,156 votes, 4,696,786 votes and 4,651,281 votes cast in favor of these Trustees, and 162,820 votes, 338,332 votes, 185,702 votes, and 231,207 votes withheld for these Trustees, respectively.

Mario J. Gabelli, Kinchen C. Bizzell, James P. Conn, Frank J. Fahrenkopf, Jr., Daniel D. Harding, Kuni Nakamura, Michael J. Melarkey, and Nicolas W. Platt continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

This page was intentionally left blank.

Bancroft Fund Ltd.

One Corporate Center

Rye, NY 10580-1422

(Y)our Portfolio Management Team Biographies

Thomas H. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Previously Mr. Dinsmore was Chairman and CEO of Dinsmore Capital Management; CEO and Portfolio Manager of Bancroft Fund Ltd; and CEO, Portfolio Manager, and co-founder of Ellsworth Growth and Income Fund Ltd. He received a BS in Economics from the Wharton School of Business and an MA degree in Economics from Fairleigh Dickinson University.

James A. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dinsmore received a BA in Economics from Cornell University and an MBA degree from Rutgers University.

The net asset value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Convertible Securities Funds.”

The net asset value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the net asset value is “XBCVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 11/01/2021 through 11/30/2021	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 5,517,786 Preferred Series A – 1,200,000
Month #2 12/01/2021 through 12/31/2021	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 5,894,408 Preferred Series A – 1,200,000
Month #3 01/01/2022 through 01/31/2022	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 5,894,408 Preferred Series A – 1,200,000
Month #4 02/01/2022 through 02/28/2022	Common – 4,200 Preferred Series A – N/A	Common – $22.18 Preferred Series A – N/A	Common – 4,200 Preferred Series A – N/A	Common – 5,894,408 - 4,200 = 5,890,208 Preferred Series A – 1,200,000
Month #5 03/01/2022 through 03/31/2022	Common – 6,800 Preferred Series A – N/A	Common – $22.20 Preferred Series A – N/A	Common – 6,800 Preferred Series A – N/A	Common – 5,890,208 - 6,800 = 5,883,408 Preferred Series A – 1,200,000
Month #6 04/01/2022 through 04/30/2022	Common – 13,520 Preferred Series A – N/A	Common – $21.57 Preferred Series A – N/A	Common – 13,520 Preferred Series A – N/A	Common – 5,883,408 - 13,520 = 5,869,888 Preferred Series A – 1,200,000
Total	Common – 24,520 Preferred Series A – N/A	Common – $21.90 Preferred Series A – N/A	Common – 24,520 Preferred Series A – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s reports to shareholders in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.
c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(2)(1)	Not applicable.
(a)(2)(2)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bancroft Fund Ltd.

By (Signature and Title)*	/s/ Jane D. O’Keeffe
Jane D. O’Keeffe, Principal Executive Officer

Date	June 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jane D. O’Keeffe
Jane D. O’Keeffe, Principal Executive Officer

Date	June 30, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 30, 2022

* Print the name and title of each signing officer under his or her signature.